Annual Fund Operating Expenses - Polen Focus Growth ETF - Polen Focus Growth ETF [Default Label]	Jul. 28, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%	[1]
Distribution or Similar (Non 12b-1) Fees	0.00%	[2]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.69%	[1]
Fee Waiver or Reimbursement	(0.20%)	[3]
Net Expenses (as a percentage of Assets)	0.49%	[3]

[1]	The management fee is structured as a “unified fee.” Polen Capital Management, LLC (“Polen Capital” or the “Adviser”) has agreed to pay all expenses incurred by the Fund except for the following expenses, each of which is paid by the Fund: interest and other costs of borrowing; taxes and other governmental fees; brokerage expenses, trading expenses and other expenses in connection with the execution of portfolio transactions or in connection with creation and redemption transactions; acquired fund fees and expenses; accrued deferred tax liability; extraordinary expenses and other non-routine expenses of the Fund; payments under the Fund’s 12b-1 Plan (if activated); and the management fee payable to the Adviser.
[2]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[3]	The Fund’s Rule 12b-1 Plan has been approved by the Board but has not been implemented, such that no related fees accrue to the Fund.